OTHER CURRENT LIABILITIES (Schedule of Accrued Warranty Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Other current liabilities	$ 9,517	$ 8,287
Other long-term liabilities	1,113	598
Accrued warranty costs	$ 10,630	$ 8,885	$ 5,152